Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Fixed assets and intangible assets	$ 3,562	$ 11,827
Deferred revenues	19,448	21,314
Provisions and reserves	9,210	7,649
Net operating loss carry forwards	9,190	17,588
Other	7,085	4,724
Gross deferred tax assets	48,495	63,102
Valuation allowance	(7,860)	(10,341)
Total deferred tax asset	40,635	52,761
Deferred tax liabilities:
Fixed assets and intangible assets	(30,169)	(30,715)
Other	(1,779)	(358)
Total deferred tax liabilities	(31,948)	(31,073)
Net deferred tax asset	8,687	21,688
Deferred tax asset - current portion	17,643	21,056
Deferred tax asset - non-current portion	20,538	26,813
Deferred tax liability - current portion	(898)	(568)
Deferred tax liability - non-current portion	(28,596)	(25,613)
Net deferred tax asset	$ 8,687	$ 21,688